Fees Summary	Apr. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 820,000.00
Previously Paid Amount	0.00
Total Fee Amount	113.24
Total Offset Amount	0.00
Net Fee	113.24
Narrative - Max Aggregate Offering Price	$ 820,000.00
Final Prospectus	true